Investments - Acquired companies net revenue and profit (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business combinations
Net Revenue	R$ 540,345	R$ 102,271	R$ 58,880
Profit for the year	116,161	28,257	34,198
First Response Inc
Business combinations
Net Revenue	106,978
Profit for the year	38,159
Flyone Servio Areo Especializado, Comrcio e Servio Ltda
Business combinations
Net Revenue	55,900
Profit for the year	2,750
Dracares Apoio Martimo e Porturio Ltda. and MB Transportes Aquavirios Ltda
Business combinations
Net Revenue	61,430
Profit for the year	10,479
RG Consultoria Tcnica Ambiental S.A. and RG Consultoria Tcnica Ambiental Brasil Ltda
Business combinations
Net Revenue	9,314
Profit for the year	1,596
Ambipar Response Analytical S/A.
Business combinations
Net Revenue	3,021
Profit for the year	693
Ambipar Response Fauna e Flora Ltda.
Business combinations
Net Revenue	25,080
Profit for the year	(5,775)
Graham Utility Hydrovac Services
Business combinations
Net Revenue	4,209
Profit for the year	211
Ridgeline Canada Inc.
Business combinations
Net Revenue	45,468
Profit for the year	6,647
Witt O'Brien"s LLC
Business combinations
Net Revenue	168,462
Profit for the year	18,342
JM Servios Integrados Ltda
Business combinations
Net Revenue		5,813
Profit for the year		(3,345)
Lacerda e Lacerda Serv TR Emerg Amb Ltda
Business combinations
Net Revenue		11,697
Profit for the year		6,131
MDTEC Engenharia e Servios Ltda
Business combinations
Net Revenue		4,001
Profit for the year		512
Enviroclear Site Services Limited
Business combinations
Net Revenue		41,686
Profit for the year		2,238
Orion Environmental Services Ltda
Business combinations
Net Revenue		39,074
Profit for the year		R$ 22,721
Ambipar Response Tank Cleaning S.A.
Business combinations
Net Revenue	60,484
Profit for the year	R$ 43,059
IntraCoastal Invironmental, LLC
Business combinations
Net Revenue			25,482
Profit for the year			8,716
One Stop Environmental, LLC
Business combinations
Net Revenue			33,398
Profit for the year			R$ 25,482